Leases - Sublease Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Total sub-lease rental income	$ 49	$ 0
General and administrative
Lessor, Lease, Description [Line Items]
Total sub-lease rental income	$ 49	$ 0